Consolidated statements of changes in equity (parenthetical) - $ / shares	1 Months Ended									12 Months Ended
	Nov. 30, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Dec. 31, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Consolidated statements of changes in equity
Capital distribution per share	$ 0.60	$ 1.50	$ 1.60	$ 1.25	$ 0.30	$ 0.30	$ 0.31	$ 0.75		$ 4.95	$ 0.60	$ 1.06
Dividend paid per share									$ 0.10			$ 0.10